Peerless Option Income Wheel ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 34.9%	Shares	Value
Energy Select Sector SPDR Fund	1,100	$100,265
Industrial Select Sector SPDR Fund	2,300	280,301
iShares Biotechnology ETF	2,100	288,246
iShares Russell 2000 ETF(a)	1,200	243,468
iShares U.S. Home Construction ETF(a)	600	60,636
KraneShares CSI China Internet ETF(a)	8,600	232,372
SPDR S&P Regional Banking ETF(a)	2,000	98,200
VanEck Gold Miners ETF/USA	3,200	108,576
TOTAL EXCHANGE TRADED FUNDS (Cost $1,421,440)		1,412,064

SHORT-TERM INVESTMENTS - 79.9%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 5.23%(b)	185,156	185,156

U.S. Treasury Bills - 75.3%	Par
5.29%, 07/02/2024(c)	1,500,000	1,499,782
5.24%, 07/18/2024(c)	1,553,000	1,549,146
		3,048,928
TOTAL SHORT-TERM INVESTMENTS (Cost $3,234,112)		3,234,084

TOTAL INVESTMENTS - 114.8% (Cost $4,655,552)		$4,646,148
Liabilities in Excess of Other Assets - (14.8)%		(599,230)
TOTAL NET ASSETS - 100.0%		$4,046,918

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.

Peerless Option Income Wheel ETF
Schedule of Written Options
as of June 30, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0%
iShares U.S. Home Construction ETF, Expiration: 07/05/2024; Exercise Price: $107.50	$(60,636)	(6)	$(30)
KraneShares CSI China Internet ETF, Expiration: 07/05/2024; Exercise Price: $30.00	(43,232)	(16)	(8)
SPDR S&P Regional Banking ETF, Expiration: 07/05/2024; Exercise Price: $50.00	(98,200)	(20)	(570)
Total Call Options			(608)

Put Options - 0.0%
Invesco QQQ Trust Series 1, Expiration: 07/03/2024; Exercise Price: $465.00	(239,555)	(5)	(43)
iShares Russell 2000 ETF, Expiration: 07/03/2024; Exercise Price: $196.00	(182,601)	(9)	(13)
Total Put Options			(56)
TOTAL WRITTEN OPTIONS (Premiums received $1,609)			$(664)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

Peerless Option Income Wheel ETF
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - (3.8)%	Shares	Value
Energy Select Sector SPDR Fund	(1,700)	$(154,955)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $154,721)		(154,955)

TOTAL SECURITIES SOLD SHORT - (3.8)% (Proceeds $154,721)		$(154,955)

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Peerless Option Income Wheel ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,412,064	$–	$–	$1,412,064
Money Market Funds	185,156	–	–	185,156
U.S. Treasury Bills	–	3,048,928	–	3,048,928
Total Investments	$1,597,220	$3,048,928	$–	$4,646,148

Liabilities:
Investments:
Exchange Traded Funds	$(154,955)	$–	$–	$(154,955)
Written Options	–	(664)	–	(664)
Total Investments	$(154,955)	$(664)	$–	$(155,619)

Refer to the Schedule of Investments for additional information.